U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 1, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Dear Sir or Madam:

Re:	Kinetics Mutual Funds, Inc.
1933 Act Registration No. 333-86348
1940 Act Registration No. 811-09303

Transmitted herewith on behalf of Kinetics Mutual Funds, Inc. (the “Company”) and its series, the Kinetics Tactical Paradigm Fund (the “Fund”), is a preliminary proxy statement in preparation of a special meeting of shareholders of the Fund scheduled for March 18, 2011.  The purpose of this shareholder meeting is:

1.	To consider a proposal to liquidate and terminate the Fund, as set forth in a Plan of Liquidation and Termination approved by the Board of Directors of the Company.

2.	To transact such other business as may properly come before the Meeting or any adjournment thereof.

Please direct all questions or comments regarding this filing to the undersigned at (414) 765-5598.  I look forward to hearing from you.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC